COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2015
COMMITMENTS AND CONTINGENCIES
Summary of notional amount of commitments representing off-balance sheet financial instruments

	2015	2014
	(In thousands)
Commitments to originate residential first and second mortgage loans	$164,987	$71,067
Commitments to originate commercial mortgage loans	4,782	3,635
Commitments to originate non-mortgage loans	10,144	4,000
Commitments to originate consumer loans	2,000	—
Unused lines of credit - residential	45,016	51,929
Unused lines of credit - commercial	173,771	156,836
Unused lines of credit - consumer	127	33